Contributions to Multiemployer Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Multiemployer Plans [Line Items]
USF Contributions	$ 28,258	[1],[2]	$ 26,441	[1],[2]	$ 26,083	[1],[2]
Central States, Southeast and Southwest Areas Pension Fund
Multiemployer Plans [Line Items]
USF Contributions	3,389	[1],[2]	3,059	[1],[2]	2,932	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			false	[3]	false	[3]
Western Conference of Teamsters Pension Trust Fund
Multiemployer Plans [Line Items]
USF Contributions	8,309	[1],[2]	7,965	[1],[2]	7,390	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			false	[3]	false	[3]
Minneapolis Food Distributing Industry Pension Plan
Multiemployer Plans [Line Items]
USF Contributions	4,235	[1],[2]	3,985	[1],[2]	3,868	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
Teamster Pension Trust Fund of Philadelphia and Vicinity
Multiemployer Plans [Line Items]
USF Contributions	2,808	[1],[2]	2,685	[1],[2]	2,687	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			false	[3]	false	[3]
Truck Drivers and Helpers Local 355 Pension Fund
Multiemployer Plans [Line Items]
USF Contributions	1,491	[1],[2]	1,338	[1],[2]	1,297	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
Local 703 I.B. of T. Grocery and Food Employees' Pension Plan
Multiemployer Plans [Line Items]
USF Contributions	1,017	[1],[2]	885	[1],[2]	833	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
United Teamsters Trust Fund A
Multiemployer Plans [Line Items]
USF Contributions	1,144	[1],[2]	930	[1],[2]	806	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
Warehouse Employees Local 169 and Employers Joint Pension Fund
Multiemployer Plans [Line Items]
USF Contributions	961	[1],[2]	948	[1],[2]	911	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
Warehouse Employees Local No. 570 Pension Fund
Multiemployer Plans [Line Items]
USF Contributions	969	[1],[2]	878	[1],[2]	922	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			true	[3]	true	[3]
Other Funds
Multiemployer Plans [Line Items]
USF Contributions	$ 3,935	[1],[2]	$ 3,768	[1],[2]	$ 4,437	[1],[2]
USF Contributions Exceed 5% of Total Plan contribution			false	[3]	false	[3]

[1]	Contributions made to these plans during the Company's fiscal year, which may not coincide with the plans' fiscal years.
[2]	Contributions do not include payments related to multiemployer pension withdrawals as described in Note 13 - Restructuring and Tangible Asset Impairment Charges.
[3]	Indicates where the Company was listed in the respective multiemployer plan Form 5500 for the applicable plan year as having made more than 5% of total contributions to the plan.